TIAA 730 Third Avenue New York, NY 10017 Tel: 212.916-4532 JUDY.BARTLETT@tiaa.org TIAA.org

May 1, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Life Separate Account VA-1
Single Premium Immediate Annuity
Form N-4 (File Nos. 333-46414 and 811-08963)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2023, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent amendment to the Registration Statement on Form N-4; and (ii) the text of this amendment was filed electronically via EDGAR on April 28, 2023.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Judy R. Bartlett

Judy R. Bartlett

Confidential (C)